Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2019
Trade and other receivables
Schedule of trade and other receivables

	2019	2018
	€m	€m
Included within non-current assets:
Trade receivables	197	435
Trade receivables held at fair value through other comprehensive income	179	—
Contract assets[1]	531	350
Contract-related costs	375	—
Amounts owed by associates and joint ventures	1	1
Other receivables	77	194
Prepayments	371	597
Derivative financial instruments[2]	3,439	2,449
	5,170	4,026
Included within current assets:
Trade receivables	4,088	4,967
Trade receivables held at fair value through other comprehensive income	613	—
Contract assets[1]	3,671	2,257
Contract-related costs	1,132	—
Amounts owed by associates and joint ventures	388	524
Other receivables	876	895
Prepayments	1,227	1,152
Derivative financial instruments[2]	195	180
	12,190	9,975

Notes:

1Previously described as accrued income in the year ended 31 March 2018.

2Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.